TENANT IMPROVEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
TENANT IMPROVEMENTS

Tenant improvements consist of the following

	September 30, 2015	December 31, 2014
Tenant Improvements	$927,258	$592,195
Less accumulated depreciation and amortization	(40,708)	(14,414)
Tenant improvements, net	$886,550	$577,781

Leasehold improvements are amortized over the shorter of the useful life of the assets or the estimated lease term (including probable lease renewals). Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset’s remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the three months ended September 30, 2015 and 2014 was $11,715 and $8,995, respectively. Depreciation expense for the nine months ended September 30, 2015 and 2014 was $26,294 and $10,635, respectively.

Tenant improvements consist of the following

	December 31,
	2014	2013
Tenant Improvements	$592,195	$58,855
Less accumulated depreciation and amortization	(14,414)	(6,834)
Property and equipment, net	$577,781	$52,021

Leasehold improvements are amortized over the shorter of the useful life of the assets or the estimated lease term (including probable lease renewals). Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset's remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the years ended December 31, 2014 and 2013 was $7,492 and $2,942, respectively.